Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2016
Accounting Policies [Abstract]
Estimated Useful Lives of Property and Equipment

The estimated useful lives of the Company’s property and equipment are as follows:

Estimated Useful Life
Computer equipment	3 to 5
Leasehold improvements	Lesser of asset life or lease term
Furniture and fixtures	5
Office equipment	3